Fair value measurements - Fair value of financial instruments measured on recurring basis (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017		Mar. 31, 2016
Assets:
Derivative assets		¥ 23,359,000		¥ 37,697,000
Netting	[2]	(22,322,000)	[1]	(36,325,000)
Collateralized agreements		18,729,825		15,077,660
Other assets		1,168,806		974,511
Liabilities:
Derivative liabilities	[3]	23,184,000		37,503,000
Netting	[2],[4]	(22,270,000)	[1]	(36,456,000)
Short-term borrowings		401,300		330,816
Collateralized financing		19,061,091		16,605,591
Long-term borrowings		2,562,962		2,703,816
Recurring
Assets:
Trading assets and private equity investments	[5]	14,093,000		14,960,000
Derivative assets	[6]	1,037,000		1,372,000
Netting	[6]	(22,322,000)		(36,325,000)
Subtotal, Assets		15,130,000		16,332,000
Loans and receivables	[7]	539,000		303,000
Collateralized agreements	[8]	1,089,000		1,099,000
Total Assets		18,376,000		19,210,000
Liabilities:
Trading liabilities		7,272,000		6,449,000
Derivative liabilities	[6]	920,000		1,050,000
Netting	[6]	(22,270,000)		(36,456,000)
Subtotal, Liabilities		8,192,000		7,499,000
Short-term borrowings	[9]	401,000		331,000
Payables and deposits	[10]	0		0
Collateralized financing	[8]	540,000		571,000
Long-term borrowings	[9],[11],[12]	2,555,000		2,701,000
Other liabilities	[13]	457,000		263,000
Total Liabilities		12,145,000		11,365,000
Recurring | Equities [Member]
Assets:
Trading assets and private equity investments	[5],[14]	2,217,000		1,808,000
Liabilities:
Trading liabilities		1,274,000		1,137,000
Recurring | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[5],[14]	13,000		20,000
Recurring | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[5]	2,319,000		2,973,000
Liabilities:
Trading liabilities		2,182,000		1,746,000
Recurring | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	175,000		215,000
Liabilities:
Trading liabilities		4,000		9,000
Recurring | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	3,841,000		5,060,000
Liabilities:
Trading liabilities		3,261,000		2,950,000
Recurring | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[5]	1,286,000		1,168,000
Recurring | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		503,000		522,000
Recurring | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	11,000		61,000
Liabilities:
Trading liabilities				0
Recurring | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	3,787,000		3,074,000
Liabilities:
Trading liabilities		0		3,000
Recurring | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[5]	41,000		38,000
Recurring | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[5],[15]	91,000		90,000
Liabilities:
Trading liabilities	[15]	3,000		2,000
Recurring | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[5]	312,000		453,000
Liabilities:
Trading liabilities		45,000		80,000
Recurring | Equity contracts [Member]
Assets:
Derivative assets	[6]	1,032,000		1,285,000
Liabilities:
Derivative liabilities	[6]	1,250,000		1,541,000
Recurring | Interest rate contracts [Member]
Assets:
Derivative assets	[6]	15,391,000		28,825,000
Liabilities:
Derivative liabilities	[6]	15,199,000		28,497,000
Recurring | Credit contracts [Member]
Assets:
Derivative assets	[6]	497,000		679,000
Liabilities:
Derivative liabilities	[6]	641,000		806,000
Recurring | Foreign exchange contracts [Member]
Assets:
Derivative assets	[6]	6,438,000		6,907,000
Liabilities:
Derivative liabilities	[6]	6,096,000		6,654,000
Recurring | Commodity contracts [Member]
Assets:
Derivative assets	[6]	1,000		1,000
Liabilities:
Derivative liabilities	[6]	4,000		8,000
Recurring | Non-trading debt securities [Member]
Assets:
Other assets		775,000		871,000
Recurring | Other [Member]
Assets:
Other assets	[5],[14]	843,000		605,000
Recurring | Level 1 [Member]
Assets:
Trading assets and private equity investments	[5]	6,478,000		8,034,000
Derivative assets	[6]	18,000		18,000
Netting	[6]
Subtotal, Assets		6,496,000		8,052,000
Loans and receivables	[7]	0
Collateralized agreements	[8]
Total Assets		7,279,000		8,815,000
Liabilities:
Trading liabilities		5,858,000		5,135,000
Derivative liabilities	[6]	15,000		22,000
Netting	[6]
Subtotal, Liabilities		5,873,000		5,157,000
Short-term borrowings	[9]			1,000
Payables and deposits	[10]
Collateralized financing	[8]
Long-term borrowings	[9],[11],[12]	109,000		105,000
Other liabilities	[13]	351,000		150,000
Total Liabilities		6,333,000		5,413,000
Recurring | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[5],[14]	1,199,000		1,032,000
Liabilities:
Trading liabilities		1,000,000		1,108,000
Recurring | Level 1 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[5],[14]
Recurring | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[5]	2,319,000		2,973,000
Liabilities:
Trading liabilities		2,182,000		1,746,000
Recurring | Level 1 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	2,704,000		3,673,000
Liabilities:
Trading liabilities		2,634,000		2,203,000
Recurring | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[5]
Recurring | Level 1 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[5]
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[5]
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[5]
Recurring | Level 1 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[5],[15]
Liabilities:
Trading liabilities	[15]
Recurring | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[5]	256,000		356,000
Liabilities:
Trading liabilities		42,000		78,000
Recurring | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[6]	6,000		5,000
Liabilities:
Derivative liabilities	[6]	5,000		5,000
Recurring | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[6]	10,000		11,000
Liabilities:
Derivative liabilities	[6]	5,000		8,000
Recurring | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[6]	1,000		1,000
Liabilities:
Derivative liabilities	[6]	1,000		1,000
Recurring | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[6]	0		0
Liabilities:
Derivative liabilities	[6]	0		0
Recurring | Level 1 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[6]	1,000		1,000
Liabilities:
Derivative liabilities	[6]	4,000		8,000
Recurring | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		212,000		337,000
Recurring | Level 1 [Member] | Other [Member]
Assets:
Other assets	[5],[14]	571,000		426,000
Recurring | Level 2 [Member]
Assets:
Trading assets and private equity investments	[5]	7,387,000		6,685,000
Derivative assets	[6]	23,163,000		37,452,000
Netting	[6]
Subtotal, Assets		30,550,000		44,137,000
Loans and receivables	[7]	473,000		277,000
Collateralized agreements	[8]	1,084,000		1,099,000
Total Assets		32,779,000		46,169,000
Liabilities:
Trading liabilities		1,412,000		1,311,000
Derivative liabilities	[6]	22,982,000		37,271,000
Netting	[6]
Subtotal, Liabilities		24,394,000		38,582,000
Short-term borrowings	[9]	331,000		309,000
Payables and deposits	[10]	0		0
Collateralized financing	[8]	537,000		571,000
Long-term borrowings	[9],[11],[12]	2,036,000		2,265,000
Other liabilities	[13]	105,000		111,000
Total Liabilities		27,403,000		41,838,000
Recurring | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[5],[14]	984,000		742,000
Liabilities:
Trading liabilities		273,000		29,000
Recurring | Level 2 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[5],[14]
Recurring | Level 2 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[5]
Liabilities:
Trading liabilities
Recurring | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	174,000		215,000
Liabilities:
Trading liabilities		4,000		9,000
Recurring | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	1,134,000		1,383,000
Liabilities:
Trading liabilities		627,000		747,000
Recurring | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[5]	1,178,000		1,061,000
Recurring | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		503,000		519,000
Recurring | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	10,000		44,000
Liabilities:
Trading liabilities				0
Recurring | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	3,787,000		3,065,000
Liabilities:
Trading liabilities		0		3,000
Recurring | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[5]
Recurring | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[5],[15]	64,000		80,000
Liabilities:
Trading liabilities	[15]	2,000		2,000
Recurring | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[5]	56,000		95,000
Liabilities:
Trading liabilities		3,000		2,000
Recurring | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[6]	986,000		1,229,000
Liabilities:
Derivative liabilities	[6]	1,199,000		1,491,000
Recurring | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[6]	15,293,000		28,688,000
Liabilities:
Derivative liabilities	[6]	15,084,000		28,380,000
Recurring | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[6]	485,000		649,000
Liabilities:
Derivative liabilities	[6]	619,000		776,000
Recurring | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[6]	6,399,000		6,886,000
Liabilities:
Derivative liabilities	[6]	6,080,000		6,624,000
Recurring | Level 2 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[6]	0		0
Liabilities:
Derivative liabilities	[6]	0		0
Recurring | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		563,000		534,000
Recurring | Level 2 [Member] | Other [Member]
Assets:
Other assets	[5],[14]	109,000		122,000
Recurring | Level 3 [Member]
Assets:
Trading assets and private equity investments	[5]	228,000		241,000
Derivative assets	[6]	178,000		227,000
Netting	[6]
Subtotal, Assets		406,000		468,000
Loans and receivables	[7]	66,000		26,000
Collateralized agreements	[8]	5,000
Total Assets		640,000		551,000
Liabilities:
Trading liabilities		2,000		3,000
Derivative liabilities	[6]	193,000		213,000
Netting	[6]
Subtotal, Liabilities		195,000		216,000
Short-term borrowings	[9]	70,000		21,000
Payables and deposits	[10]	0		0
Collateralized financing	[8]	3,000
Long-term borrowings	[9],[11],[12]	410,000		331,000
Other liabilities	[13]	1,000		2,000
Total Liabilities		679,000		570,000
Recurring | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[5],[14]	34,000		34,000
Liabilities:
Trading liabilities		1,000		0
Recurring | Level 3 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[5],[14]	13,000		20,000
Recurring | Level 3 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[5]
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	1,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	3,000		4,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[5]	108,000		107,000
Recurring | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities				3,000
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	1,000		17,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	0		9,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[5]	41,000		38,000
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[5],[15]	27,000		10,000
Liabilities:
Trading liabilities	[15]	1,000
Recurring | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[5]	0		2,000
Liabilities:
Trading liabilities				0
Recurring | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[6]	40,000		51,000
Liabilities:
Derivative liabilities	[6]	46,000		45,000
Recurring | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[6]	88,000		126,000
Liabilities:
Derivative liabilities	[6]	110,000		109,000
Recurring | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[6]	11,000		29,000
Liabilities:
Derivative liabilities	[6]	21,000		29,000
Recurring | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[6]	39,000		21,000
Liabilities:
Derivative liabilities	[6]	16,000		30,000
Recurring | Level 3 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[6]
Liabilities:
Derivative liabilities	[6]
Recurring | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets				0
Recurring | Level 3 [Member] | Other [Member]
Assets:
Other assets	[5],[14]	163,000		57,000
Recurring | Counterparty and Cash Collateral Netting [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Derivative assets	[6],[16]	(22,322,000)		(36,325,000)
Netting	[6],[16]	(22,322,000)		(36,325,000)
Subtotal, Assets	[16]	(22,322,000)		(36,325,000)
Loans and receivables	[7],[16]
Collateralized agreements	[8],[16]
Total Assets	[16]	(22,322,000)		(36,325,000)
Liabilities:
Trading liabilities	[16]
Derivative liabilities	[6],[16]	(22,270,000)		(36,456,000)
Netting	[6],[16]	(22,270,000)		(36,456,000)
Subtotal, Liabilities	[16]	(22,270,000)		(36,456,000)
Short-term borrowings	[9],[16]
Payables and deposits	[10],[16]
Collateralized financing	[8],[16]
Long-term borrowings	[9],[11],[12],[16]
Other liabilities	[13],[16]
Total Liabilities	[16]	(22,270,000)		(36,456,000)
Recurring | Counterparty and Cash Collateral Netting [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[5],[14],[16]
Liabilities:
Trading liabilities	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[5],[14],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Liabilities:
Trading liabilities	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Liabilities:
Trading liabilities	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Liabilities:
Trading liabilities	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Liabilities:
Trading liabilities	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Liabilities:
Trading liabilities	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[5],[15],[16]
Liabilities:
Trading liabilities	[15],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Liabilities:
Trading liabilities	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Equity contracts [Member]
Assets:
Derivative assets	[6],[16]
Liabilities:
Derivative liabilities	[6],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[6],[16]
Liabilities:
Derivative liabilities	[6],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Credit contracts [Member]
Assets:
Derivative assets	[6],[16]
Liabilities:
Derivative liabilities	[6],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[6],[16]
Liabilities:
Derivative liabilities	[6],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[6],[16]
Liabilities:
Derivative liabilities	[6],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Other [Member]
Assets:
Other assets	[5],[14],[16]

[1]	During the year ended Marh 31, 2017, the rules of a specific central clearing house were amended such that daily variation margin payments and receipts against specific types of derivative now legally represent partial settlement of the derivative rather than margin. These payments and receipts are accounted for as partial settlement of the derivative rather than cash collateral. While there was no impact on the amounts reported in the consolidated balance sheet as of March 31, 2017, lower gross derivative balances and equivalent lower amounts offset in the consolidated balance sheets are included in the above table at such date as a result of this change.
[2]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2016, Nomura offset a total of \1,885 billion of cash collateral receivables against net derivative liabilities and \1,754 billion of cash collateral payables against net derivative assets. As of March 31, 2017, Nomura offset a total of \1,642 billion of cash collateral receivables against net derivative liabilities and \1,694 billion of cash collateral payables against net derivative assets.
[3]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[4]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[5]	In accordance with ASU 2015-07 "Disclosures for investments in certain entities that calculate net asset value per share (or Its Equivalents)" ("ASU2015-07"), certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation. As of March 31, 2016 and March 31, 2017, the fair values of these investments which are included in "Trading assets and private equity investments" were \78 billion and \62 billion, respectively. As of March 31, 2016 and March 31, 2017, the fair values of these investments which are included in "Other assets - Others" were \4 billion and \8 billion, respectively.
[6]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[7]	Includes loans for which the fair value option has been elected.
[8]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[9]	Includes structured notes for which the fair value option has been elected.
[10]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[11]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[12]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[13]	Includes loan commitments for which the fair value option has been elected.
[14]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[15]	Includes collateralized loan obligations ("CLOs") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.
[16]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.